Shareholder Report, Average Annual Return (Details)		12 Months Ended	36 Months Ended
	Oct. 04, 2021	Sep. 30, 2024	Sep. 30, 2024
C000247983
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sphere 500 Climate Fund
Without Sales Load [Member] | C000247983
Average Annual Return [Line Items]
Average Annual Return, Percent		35.58%	10.75%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%	12.02%
Sphere 500 Fossil-Free Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sphere 500 Fossil Free Index
Average Annual Return, Percent		38.75%	11.27%